Subsequent Events	6 Months Ended
Jun. 30, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 8:	SUBSEQUENT EVENTS

A.	On April 8, 2025, the Company received a written notice from the Nasdaq Stock Market LLC (“Nasdaq”) indicating that the Company was not in compliance with Nasdaq Listing Rule 5550(a)(2) (the “the Minimum Bid Price Rule”), as the Company’s closing bid price for its ordinary shares was below $1.00 per share for the last 30 consecutive business days. Pursuant to Nasdaq Listing Rule 5810(c)(3)(A), the Company was granted a 180-calendar day compliance period, or until October 6, 2025, to regain compliance with the minimum bid price requirement. On May 21, 2025, the Company received a notification letter from Nasdaq’s Listing Qualifications Department stating that, based on its review of the Company’s public filings with the Securities and Exchange Commission, its staff determined to delist the Company’s securities pursuant to its discretionary authority under Listing Rule 5101. The Company appealed the decision of the Nasdaq Listing Qualifications Department and a hearing was held before the Nasdaq Hearings Panel (the “Panel”) on June 26, 2025. On July 9, 2025, the Panel issued its determination, granting the Company’s request for continued listing on the Nasdaq Capital Market, subject to the Company regaining compliance with the Minimum Bid Price Rule prior to October 6, 2025. On August 13, 2025, the Company received formal confirmation from the Hearings Advisor (the “Hearings Advisor”) of the Office of the General Counsel of the Panel that the Company regained compliance with all applicable listing requirements, stating that the Company demonstrated compliance with the Minimum Bid Price Rule and satisfied the conditions of the Panel’s decision dated July 9, 2025.

B.	On July 20, 2025, the Board of Directors, approved an amendment to the 2021 Plan in order to increase the number of ordinary shares reserved for issuance under the 2021 Plan to 1,200,000 ordinary shares (see also Note 5).

C.	On July 31, 2025, the Board of Directors approved the issuance of an aggregate of 245,000 ordinary shares to certain of the Company’s service providers as consideration for services rendered to the Company.